Lease Commitments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Operating leases, rent expense, net	$ 314	$ 292	$ 243
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	209
2019	172
2020	150
2021	136
2022	123
After 2022	$ 891